Operating Segment Information - Schedule of Non-Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Non-Current Assets [Line Items]
Total non-current assets	$ 1,731,684	$ 1,976,303
Hong Kong [Member]
Schedule of Non-Current Assets [Line Items]
Total non-current assets	298,503	119,515
Singapore [Member]
Schedule of Non-Current Assets [Line Items]
Total non-current assets	996,304	1,693,004
Philippines [Member]
Schedule of Non-Current Assets [Line Items]
Total non-current assets	382,408	121,049
Taiwan [Member]
Schedule of Non-Current Assets [Line Items]
Total non-current assets	36,814	42,735
Malaysia [Member]
Schedule of Non-Current Assets [Line Items]
Total non-current assets	$ 17,655